Trade and Other Receivables and Prepayments, Net - Additional Information (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)	[2]
Trade and other receivables and prepayments, net [Line Items]
Minimum credit period granted to selected premium and mass market players	7	7
Maximum credit period granted to selected premium and mass market players	15	15
Credit play, as a percentage of total table games play		14.70%	15.30%
Gross casino receivables, after provision for doubtful accounts		$ 374	$ 442
Commissions payable and front money deposits		78	191
Net casino receivables, after provision of doubtful accounts		$ 296	$ 251
Concentration of credit risk, as a percentage of casino receivables		41.90%	33.30%
Trade receivables	$ 229	$ 400	$ 367	[1]
Trade receivables, before provision		506	461	[1]
Provision for expected credit losses, net		24	9		$ 0
Expected credit losses individually assessed [member] | Trade receivables [member]
Trade and other receivables and prepayments, net [Line Items]
Trade receivables, before provision		120	167
Financial assets past due but not impaired [member]
Trade and other receivables and prepayments, net [Line Items]
Trade receivables		288	247
Deferred rent [Member]
Trade and other receivables and prepayments, net [Line Items]
Provision for expected credit losses, net		$ 0	$ 2

[1]	Note: Certain reclassifications have been made to the year ended December 31, 2018 to conform to the presentation of the year ended December 31, 2019.
[2]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.